Equity	3 Months Ended
Jun. 30, 2011
Equity
Stockholders' Equity Note Disclosure [Text Block]	NOTE 3 – SHAREHOLDERS’ EQUITY No additional common shares were issued for any reason during the three months ended June 30, 2011.